PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 18, 2025,
to Special Features of the Group Contract Prospectus dated May 1, 2025 for Group Variable Universal Life Contracts
for KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 28, 2025, the Neuberger Berman AMT Sustainable Equity Portfolio will change its name to the Neuberger Berman AMT Quality Equity Portfolio. Due to this change, the row for this fund in APPENDIX A: Funds Available Under the Contract is hereby revised.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP238

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 18, 2025,
to Special Features of the Group Contract Prospectus dated May 1, 2025 for Group Variable Universal Life Insurance

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 28, 2025, the Neuberger Berman AMT Sustainable Equity Portfolio will change its name to the Neuberger Berman AMT Quality Equity Portfolio. Due to this change, the row for this fund in APPENDIX A: Funds Available Under the Contract is hereby revised.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP239

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 18, 2025,
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)
dated May 1, 2025 for Group Variable Universal Life Insurance Contracts

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective October 1, 2025, the cost of insurance rate for Covered Persons who are in the standard class (Females, age 35) will be reduced to $0.02. Therefore, the table in the Cost of Insurance subsection of CHARGES AND EXPENSES in the prospectus will be revised to reflect the following:

Covered Person	Males	Females
35	$0.03	$0.02
45	$0.11	$0.09
55	$0.46	$0.38
65	$1.47	$1.03

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
AICPASUP115

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 18, 2025,
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 01/01/2009 and before 1/1/2020)
dated May 1, 2022 for Group Variable Universal Life Insurance Contracts

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective October 1, 2025, the cost of insurance rate for Covered Persons who are in the standard class (Females, age 35) will be reduced to $0.02. Therefore, the table in the Cost of Insurance subsection of CHARGES AND EXPENSES in the prospectus will be revised to reflect the following:

Covered Person	Males	Females
35	$0.03	$0.02
45	$0.11	$0.09
55	$0.46	$0.38
65	$1.47	$1.03

Also, on July 28, 2025, the Neuberger Berman AMT Sustainable Equity Portfolio will change its name to the Neuberger Berman AMT Quality Equity Portfolio. Due to this change, the row for this fund in APPENDIX A: Funds Available Under the Contract is hereby revised.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

AICPA2SUP117